TAXES - (Loss) income before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXES
(Loss) income before income taxes, domestic	$ (26,149,558)	$ 15,983,003	$ 13,107,433
Income/(loss) before income tax	(26,374,976)	14,087,288	12,359,202
CAYMAN ISLANDS
TAXES
(Loss) income before income taxes, foreign	(4,072,239)		(15,080)
UNITED STATES
TAXES
(Loss) income before income taxes, foreign	235,302	(1,908,434)
HONG KONG
TAXES
(Loss) income before income taxes, foreign	$ 3,611,519	$ 12,719	$ (733,151)